Exhibit 99.1

NISSAN AUTO LEASE TRUST 2026-B

Servicer Report

Collection Period Start	1-Sep-26	Distribution Date	15-Oct-26
Collection Period End	30-Sep-26	30/360 Days	30
Beg. of Interest Period	15-Sep-26	Actual/360 Days	30
End of Interest Period	15-Oct-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,447,527,618.00	1,410,303,293.30	1,390,791,953.36	0.9608051
Total Securities		1,447,527,618.00	1,410,303,293.30	1,390,791,953.36	0.9608051
Class A-1 Notes	3.949000%	127,200,000.00	89,975,675.30	70,464,335.36	0.5539649
Class A-2a Notes	4.440000%	414,000,000.00	414,000,000.00	414,000,000.00	1.0000000
Class A-2b Notes	4.008500%	80,000,000.00	80,000,000.00	80,000,000.00	1.0000000
Class A-3 Notes	4.690000%	494,000,000.00	494,000,000.00	494,000,000.00	1.0000000
Class A-4 Notes	4.780000%	84,800,000.00	84,800,000.00	84,800,000.00	1.0000000
Class B Notes	4.870000%	49,940,000.00	49,940,000.00	49,940,000.00	1.0000000
Class C Notes	5.080000%	39,800,000.00	39,800,000.00	39,800,000.00	1.0000000
Certificates	0.000000%	157,787,618.00	157,787,618.00	157,787,618.00	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	19,511,339.94	296,094.95	153.3910373	2.3277905
Class A-2a Notes	0.00	1,531,800.00	0.0000000	3.7000000
Class A-2b Notes	0.00	267,233.33	0.0000000	3.3404166
Class A-3 Notes	0.00	1,930,716.67	0.0000000	3.9083333
Class A-4 Notes	0.00	337,786.67	0.0000000	3.9833334
Class B Notes	0.00	202,673.17	0.0000000	4.0583334
Class C Notes	0.00	168,486.67	0.0000000	4.2333334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,511,339.94	4,734,791.46

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					15,527,217.31
Monthly Interest					9,481,193.21

Total Monthly Payments					25,008,410.52
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					863,192.45
Aggregate Sales Proceeds Advance					272,474.23

Total Advances					1,135,666.68
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					4,353,795.59
Excess Wear and Tear and Excess Mileage					2,735.66
Remaining Payoffs					0.00
Net Insurance Proceeds					1,276,733.75
Residual Value Surplus					8,079.99

Total Collections					31,785,422.19

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		397,591.00			16
Involuntary Repossession		12,172.00			1
Voluntary Repossession		430,390.00			18
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,259,208.79		47
Customer Payoff				147,383.50	4
Grounding Dealer Payoff				3,178,992.69	89
Dealer Purchase				73,924.88	2

Total		840,153.00	1,259,208.79	3,400,301.07	177

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	46,868	1,680,365,154.54	10.00000%	1,410,303,293.30
Total Depreciation Received		(18,671,752.84)		(13,724,274.07)
Principal Amount of Gross Losses	(87)	(2,848,465.68)		(2,488,189.21)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(8)	(245,297.79)		(203,797.68)
Scheduled Terminations	(105)	(3,591,928.31)		(3,095,078.98)

Pool Balance - End of Period	46,668	1,655,007,709.92		1,390,791,953.36
Remaining Pool Balance
Lease Payment				593,951,688.99
Residual Value				796,840,264.37

Total				1,390,791,953.36

III. DISTRIBUTIONS

Total Collections	31,785,422.19
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	31,785,422.19
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	625,872.32
3. Reimbursement of Sales Proceeds Advance	259,216.00
4. Servicing Fee:
Servicing Fee Due	1,175,252.74
Servicing Fee Paid	1,175,252.74
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,060,341.06

NISSAN AUTO LEASE TRUST 2026-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	296,094.95
Class A-1 Notes Monthly Interest Paid	296,094.95
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	1,531,800.00
Class A-2a Notes Monthly Interest Paid	1,531,800.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	267,233.33
Class A-2b Notes Monthly Interest Paid	267,233.33
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,930,716.67
Class A-3 Notes Monthly Interest Paid	1,930,716.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	337,786.67
Class A-4 Notes Monthly Interest Paid	337,786.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	202,673.17
Class B Notes Monthly Interest Paid	202,673.17
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	168,486.67
Class C Notes Monthly Interest Paid	168,486.67
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	4,734,791.46
Total Note and Certificate Monthly Interest Paid	4,734,791.46
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	24,990,289.67
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	19,511,339.94
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	19,511,339.94
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,478,949.73

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,790,110.47
Required Reserve Account Amount	9,408,929.52
Beginning Reserve Account Balance	9,408,929.52
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	9,408,929.52
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,478,949.73
Gross Reserve Account Balance	14,887,879.25
Remaining Available Collections Released to Seller	5,478,949.73
Total Ending Reserve Account Balance	9,408,929.52

NISSAN AUTO LEASE TRUST 2026-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			26.65
Monthly Prepayment Speed			55%
Lifetime Prepayment Speed			53%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,719,305.75
Securitization Value of Defaulted Receivables and Casualty Receivables		2,488,189.21	87
Aggregate Defaulted and Casualty Gain (Loss)		(768,883.46)
Pool Balance at Beginning of Collection Period		1,410,303,293.30
Net Loss Ratio
Current Collection Period		-0.0545%
Preceding Collection Period		-0.0201%
Second Preceding Collection Period		-0.0105%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		0.0835%	1,207,991.96

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.71%	9,986,354.76	324
61-90 Days Delinquent	0.16%	2,317,663.35	75
91-120 Days Delinquent	0.10%	1,383,473.87	46
More than 120 Days	0.00%	56,471.68	2

Total Delinquent Receivables:	0.97%	13,743,963.66	447

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.27%	0.26%
Preceding Collection Period		0.21%	0.21%
Second Preceding Collection Period		0.01%	0.01%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		4,319,343.35
Delinquency Percentage		0.31%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		397,591.00	16
Securitization Value		434,361.59	16

Aggregate Residual Value Surplus (Loss)		(36,770.59)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		857,198.64	33
Cumulative Securitization Value		952,705.40	33

Cumulative Residual Value Surplus (Loss)		(95,506.76)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			431,447.79
Reimbursement of Outstanding Advance			259,216.00
Additional Advances for current period			272,474.23

Ending Balance of Residual Advance			444,706.02

Beginning Balance of Payment Advance			2,061,008.38
Reimbursement of Outstanding Payment Advance			625,872.32
Additional Payment Advances for current period			863,192.45

Ending Balance of Payment Advance			2,298,328.51

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO